Basis of preparation of the interim financial statements - Presentation currency (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Closing rate	5.2177	5.5805	5.1967
Average rate	5.1655	5.3956	5.1578
Canada, Dollars
IfrsStatementLineItems [Line Items]
Closing rate	3.8550	4.3882	4.0771
Average rate	3.9705	4.3042	3.8480
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing rate	5.5694	6.3210	6.3779
Average rate	5.4420	6.3784	5.8989